Label	Element	Value
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001040587_SupplementTextBlock

DIREXION MONTHLY 7-10 YEAR TREASURY BULL 2X FUND (DXKLX)

EACH A SERIES OF THE DIREXION FUNDS

Supplement dated September 11, 2017

to the Summary Prospectuses each dated December 29, 2016

Effective September 1, 2017, the Board of Trustees of the Direxion Funds (the “Trust”) approved a change in the expense structure for each series of the Trust listed above (each a “Fund” and collectively the “Funds”). The Funds’ current Operating Services Agreement has been terminated and replaced with an Operating Expense Limitation Agreement under which Rafferty Asset Management, LLC, the Funds’ adviser (“Rafferty” or “Adviser”), has contractually agreed to cap all or a portion of the expenses for each Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Pursuant to this change, footnote one under the “Annual Fund Operating Expenses” table in each Fund’s Summary Prospectus is replaced in its entirety as presented below.

Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, Direxion Monthly NASDAQ Biotechnology Bull 2X Fund, Direxion Monthly MSCI Europe Bull 2X Fund, Direxion Monthly MSCI EAFE Bull 2X Fund and the Direxion Monthly High Yield Bull 1.2X Fund

(1)

Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.35% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2019